Note 39 Depreciation and amortization (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Depreciation [Line Items]
Depreciation and amortisation expense	€ 676	€ 652
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	415	405
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	261	237
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	152	166
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	2	2
Intangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 261	€ 247